Settlement Assets and Obligations - Schedule of Principal Components of Settlement Assets and Obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2015	Dec. 31, 2013
Current settlement assets:
Cash and cash equivalents	$ 1,419,000,000		$ 1,577,000,000
Investment securities	17,000,000		71,000,000
Due from card associations and bank partners	5,220,000,000		5,103,000,000
Due from merchants	899,000,000		791,000,000
Total current settlement assets	7,555,000,000	$ 8,031,000,000	7,542,000,000
Long-term settlement assets:
Investment securities	3,000,000		15,000,000
Total settlement assets	7,558,000,000		7,557,000,000
Settlement obligations:
Payment instruments outstanding	82,000,000		164,000,000
Card settlements due to merchants	7,475,000,000		7,389,000,000
Total current settlement obligations	7,557,000,000	$ 8,031,000,000	$ 7,553,000,000
Other disclosures
Net changes in settlement assets and obligations	$ 0